Acquisitions (Schedule Of Unaudited Pro Forma Combined Results Of Operations) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Acquisitions [Abstract]
Revenues	$ 136,193	$ 523,755	$ 421,119
Net Income	$ 568	$ 10,839	$ 18,082